Geographic Area Revenues and Service Offering Revenues from External Customers (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenue from External Customer [Line Items]
Revenues	$ 216,416	$ 214,172	$ 211,172	$ 206,462	$ 199,582	$ 174,180	$ 152,497	$ 147,683	$ 146,095	$ 831,388	$ 620,455	$ 520,866
Carrier Services Revenues	132,171				124,373					502,085	447,894	391,762
Enterprise Services Revenues	44,779				39,485					170,440	151,390	129,104
Information Service	39,466				35,724					158,863	21,171
Total revenues	216,416				199,582					831,388	620,455	520,866
North America
Revenue from External Customer [Line Items]
Revenues	205,062				189,348					787,520	581,914	489,770
Europe and Middle East
Revenue from External Customer [Line Items]
Revenues	7,182				6,293					27,518	24,443	17,057
Other Regions
Revenue from External Customer [Line Items]
Revenues	4,172				3,941					16,350	14,098	14,039
Numbering Services
Revenue from External Customer [Line Items]
Carrier Services Revenues	118,140				110,489					444,615	397,973	361,813
Order Management Services
Revenue from External Customer [Line Items]
Carrier Services Revenues	9,802				10,910					41,552	35,804	19,815
IP Services
Revenue from External Customer [Line Items]
Carrier Services Revenues	4,229				2,974					15,918	14,117	10,134
Internet Infrastructure Services
Revenue from External Customer [Line Items]
Enterprise Services Revenues	23,797				21,723					90,771	82,987	69,113
Registry Services
Revenue from External Customer [Line Items]
Enterprise Services Revenues	20,982				17,762					79,669	68,403	59,991
Identification Services
Revenue from External Customer [Line Items]
Information Service	22,696				22,719					93,202	13,873
Verification and Analytics Services
Revenue from External Customer [Line Items]
Information Service	11,361				8,236					45,457	4,465
Local Search and Licensed Data Services
Revenue from External Customer [Line Items]
Information Service	$ 5,409				$ 4,769					$ 20,204	$ 2,833